Financing Arrangements (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			12 Months Ended
	Dec. 23, 2016	Dec. 22, 2016	Dec. 09, 2016	Jun. 09, 2016	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2013	Dec. 31, 2016	Jul. 14, 2016	Dec. 31, 2015
Warrant exercise price per share									$ 9.00
FLMM Ltd [Member]
Debt interest rate	8.00%
Cash	$ 1,440
Conversion price per share	$ 10.50
Percentage of conversion price equal to price of common stock	80.00%
Debt instrument maturity date	Mar. 15, 2017
Warrants [Member] | FLMM Ltd [Member]
Percentage of conversion price equal to price of common stock	80.00%
Number of warrant to purchase shares of common stock	43,243
Warrant exercise price per share	$ 8.33
Securities Purchase Agreement [Member]
Debt face value					$ 550			$ 550
Debt interest rate					5.00%			5.00%
Conversion price per share					$ 8.33			$ 8.33
Percentage of conversion price equal to price of common stock					80.00%
Proceeds from issuance of debt					$ 500
Debt instrument maturity date					Jun. 12, 2017
Securities Purchase Agreement [Member] | Warrants [Member]
Percentage of conversion price equal to price of common stock								80.00%
Number of warrant to purchase shares of common stock					59,407			59,407
Warrant exercise price per share					$ 8.33			$ 8.33
Within 30 Days of Issuance [Member] | Securities Purchase Agreement [Member]
Percentage of conversion price equal to price of common stock					105.00%
Between 31 and 60 Days of Issuance [Member] | Securities Purchase Agreement [Member]
Percentage of conversion price equal to price of common stock					110.00%
Between 61 and 120 Days of Issuance [Member] | Securities Purchase Agreement [Member]
Percentage of conversion price equal to price of common stock					115.00%
Between 121 and 150 Days of Issuance [Member] | Securities Purchase Agreement [Member]
Percentage of conversion price equal to price of common stock					125.00%
Thereafter [Member] | Securities Purchase Agreement [Member]
Percentage of conversion price equal to price of common stock					135.00%
June 9, 2016 Investors [Member]
Debt face value				$ 450
Debt interest rate				20.00%
Payment to acquire investments				$ 375
Company owes amount				$ 1,000
Percentage of premium amount of principal balance				20.00%
Repayment of debt			$ 1,400
Convertible Notes [Member] | Trooien Capital, LLC [Member]
Debt face value							$ 4,000
Debt interest rate							10.00%
Debt maturity date description							December 2016
Maximum borrowing capacity under financing agreement							$ 4,000
Cash					$ 3,100			$ 3,100
Convertible Notes, Due 2016 and 2017 [Member] | Between June and September 2016 [Member]
Conversion price per share					$ 8.33			$ 8.33
Percentage of conversion price equal to price of common stock								80.00%
Convertible Notes, Due 2016 and 2017 [Member] | Between October 2016 And January 2017 [Member]
Conversion price per share					10.50			$ 10.50
Percentage of conversion price equal to price of common stock								80.00%
Convertible Notes, Due 2016 and 2017 [Member] | Between October 2016 And January 2017 [Member] | VWAP [Member]
Conversion price per share					$ 10.50			$ 10.50
Percentage of conversion price equal to price of common stock								80.00%
Convertible Notes, Due 2016 and 2017 [Member] | Between October 2016 And January 2017 [Member] | VWAP [Member] | Securities Purchase Agreement [Member]
Percentage of conversion price equal to price of common stock								60.00%
Series Subordinated Note, Due January 2016 [Member]
Debt interest rate					12.00%			12.00%
Debt maturity date description								January 2016
Notes Payable Due October 2016 [Member]
Debt face value					$ 80			$ 80
Debt maturity date description								During 2016, the Company also extended the maturity date of the remaining notes to August 2016 and then to October 2016.
Repayment of debt								$ 11
Number of common stock issued, shares								6,667
Notes Payable Due October 2016 [Member] | Minimum [Member]
Debt interest rate					8.25%			8.25%
Notes Payable Due October 2016 [Member] | Maximum [Member]
Debt interest rate					12.00%			12.00%
Notes Payable Due August 2021 [Member]
Debt face value					$ 192			$ 192
Debt interest rate					0.00%			0.00%
Debt maturity date description								August 2021
Percentage of premium amount of principal balance								30.00%
Notes Payable Due August 2021 [Member] | Maximum [Member]
Debt interest rate					20.00%			20.00%
Installment Note Payable [Member]
Debt face value						$ 330
Debt maturity date description						January 2019
Proceeds from issuance of debt						$ 69
Installment Note Payable [Member] | Prime Rate [Member]
Debt interest rate					3.75%			3.75%		3.50%
Installment Note Payable [Member] | Minimum [Member] | Prime Rate [Member]
Debt interest rate						1.00%
Installment Note Payable [Member] | Maximum [Member] | Prime Rate [Member]
Debt interest rate						5.00%
Convertible Term Promissory Note [Member]
Debt interest rate		8.00%
Cash		$ 75
Conversion price per share		$ 10.50
Gruber Note [Member]
Debt maturity date description		Extended to May 31, 2017
Percentage of conversion price equal to price of common stock		80.00%
Debt instrument maturity date		Mar. 22, 2017
Gruber Note [Member] | Warrants [Member]
Percentage of conversion price equal to price of common stock		80.00%
Number of warrant to purchase shares of common stock		2,253
Warrant exercise price per share		$ 8.33